Segment reporting (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Financial Information by Segment
The following table includes the Company’s selected financial information by segment:

Year ended December 31, 2024	Vessel Leasing	Elimination and Other	Total
Revenue	$2,300.1	$—	$2,300.1
Operating expense	421.6	—	421.6
Depreciation and amortization expense	508.0	—	508.0
General and administrative expense	72.3	(0.1)	72.2
Operating lease expense	56.4	—	56.4
Gain on sale	(2.6)	—	(2.6)
Interest income	(16.6)	(2.3)	(18.9)
Interest expense	632.4	3.7	636.1
Income tax expense	1.4	—	1.4

Year ended December 31, 2023	Vessel Leasing	Elimination and Other	Total
Revenue	$1,702.8	$—	$1,702.8
Operating expense	347.3	—	347.3
Depreciation and amortization expense	375.1	—	375.1
General and administrative expense	85.4	(0.1)	85.3
Operating lease expense	116.7	—	116.7
Gain on sale	(3.7)	—	(3.7)
Interest income	(9.5)	(1.6)	(11.1)
Interest expense	364.6	4.0	368.6
Income tax expense	2.0	—	2.0
3.    Segment reporting (continued):

	Year ended December 31, 2024	Year ended December 31, 2023
Vessel leasing adjusted EBITDA	$1,749.2	$1,153.5
Total segment adjusted EBITDA	1,749.2	1,153.5
Eliminations and other	(3.8)	(3.9)
Depreciation and amortization expense	508.0	375.1
Interest income	(18.9)	(11.1)
Interest expense	636.1	368.6
Gain on derivative instruments	(44.6)	(16.7)
Loss on debt extinguishment	3.5	8.9
Other expenses	7.4	19.8
Gain on sale	(2.6)	(3.7)
Consolidated net earnings from continuing operations before taxes	$664.1	$416.5

Total Assets	December 31, 2024	December 31, 2023
Vessel Leasing	$16,582.1	$13,105.8
Elimination and Other	494.2	71.1
Discontinued operations	81.9	536.1
	$17,158.2	$13,713.0

Capital expenditures by segment	Year ended December 31, 2024	Year ended December 31, 2023
Vessel leasing	$3,345.0	$2,997.0